Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 01, 2012
Summary of Significant Accounting Policies [Abstract]
Estimated useful lives of the assets

Building and building equipment	20 - 40 years
Land and leasehold improvements	10 - 20 years
Machinery and equipment	2 - 13 years